Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Unvested Restricted Stock Units Roll Forward	RSU activity under the Plan is as follows:

	Unvested RSUs outstanding
	Number of shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2020	—
Granted	17,935,680	$8.70
Forfeited	(1,522,588)	8.38

Balance, June 30, 2021	16,413,092	$8.47

Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
Total stock-based compensation expense by function was as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Research and Development	$74,314	$7,469
Selling, general, and administrative	4,124	1,293

Total	$78,438	$8,763

Two Thousand And Seventeen Equity Incentive Plan [Member]
Summary of Share-based Compensation Arrangements by Share-based Payment Award
Stock option activity under the Plan in the six months ended June 30, 2021 is as follows:

	Options outstanding
	Number of Shares	Weighted average exercise price
Balance, December 31, 2020	34,584,332	$1.90
Granted	8,973,700	7.95
Exercised	(1,332,592)	1.61
Forfeited	(1,849,170)	4.88

Balance, June 30, 2021	40,376,270	$3.12

Stock option activity under the Plan is as follows:

		Options outstanding
	Options available	Number of shares	Weighted average exercise price
Balance, December 31, 2018	11,570,290	18,099,300	$0.49
Authorized	11,924,831	—	—
Granted	(17,354,941)	17,354,941	3.05
Exercised	—	(814,695)	0.92
Early exercise repurchase	147,917	—	0.12
Forfeited	1,983,420	(1,983,420)	2.15

Balance, December 31, 2019	8,271,517	32,656,126	$1.74

Authorized	—	—	—
Granted	(6,446,750)	6,446,750	3.11
Exercised	—	(1,528,215)	1.95
Early exercise repurchase	890,960	—	0.86
Forfeited	2,990,329	(2,990,329)	2.65

Balance, December 31, 2020	5,706,056	34,584,332	$1.90

Two Thousand And Sixteen Blackmore And Sensor Analytics Equity Incentive Plans [Member]
Summary of Share-based Compensation Arrangements by Share-based Payment Award

		Options outstanding
	Options available	Number of shares	Weighted average exercise price
Balance, August 26, 2019	—	581,730	$0.84
Authorized	—	—	—
Granted	—	—	—
Exercised	—	(5,189)	0.15
Forfeited	—	(37,924)	1.09

Balance, December 31, 2019	—	538,617	$0.83

Authorized	—	—
Granted	—	—
Exercised	—	(78,454)	0.60
Forfeited	—	(4,064)	1.11

Balance, December 31, 2020	—	456,099	$0.88